Risk/Return Detail Data - FidelityEquityMarketNeutralFund-RetailPRO	Apr. 01, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity Greenwood Street Trust
FidelityEquityMarketNeutralFund-RetailPRO | Fidelity Equity Market Neutral Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund/Class: Fidelity® Equity Market Neutral Fund/Fidelity® Equity Market Neutral Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Equity Market Neutral Fund seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2026
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from June 25, 2024 to January 31, 2025, the fund's portfolio turnover rate was 78% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	78.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in equity securities and equity related derivative instruments. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing both long and short in equities, both directly and indirectly through the use of derivatives, such as, contracts for difference (CFD), futures, options, and swap agreements, and/or a combination of the above.Investing in domestic and foreign issuers, including emerging markets, that are generally denominated in the local currency of the issuer. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Utilizing forward foreign currency exchange contracts for hedging purposes. Utilizing a market neutral strategy that seeks to produce returns that have a low correlation to the returns of the developed and emerging equity markets in which the fund invests, with no bias towards general stock market risk (beta), style, country or sector.Using a disciplined portfolio construction process to select investments by employing both fundamental and quantitative analysis, taking long positions in securities that are believed to be undervalued and shorting a portion of the portfolio believed to be overvalued.Investing in U.S. Government securities, short-term investment funds, cash, and cash equivalents for investment purposes and to maintain collateral to cover derivatives positions.Using long and short derivatives for hedging, efficient portfolio management and investment purposes.Lending portfolio securities to earn income for the fund.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
FidelityEquityMarketNeutralFund-RetailPRO | Fidelity Equity Market Neutral Fund | Fidelity Equity Market Neutral Fund
Risk/Return:
Management fee	1.00%
Distribution and/or Service (12b-1) fees	none
Other expenses	1.97%
Acquired fund fees and expenses	0.04%
Total annual operating expenses	3.01%	[1]
Fee waiver and/or expense reimbursement	1.87%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.14%	[1]
1 year	$ 116
3 years	691
5 years	1,359
10 years	$ 3,147

[1]	ADiffers from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.
[2]	BFidelity Diversifying Solutions LLC (FDS) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 1.10% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FDS reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2026. FDS may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.